Intangible Assets, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	¥ 4,558	$ 656	¥ 5,247	¥ 6,053
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	1 year 9 months	1 year 9 months
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	15 years	15 years
Continuing Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	¥ 4,558	$ 656	¥ 5,247	¥ 6,053